Subsequent Events - Additional Information (Details) $ / shares in Units, ft² in Millions						1 Months Ended	12 Months Ended
	May 15, 2018 CAD ($) shares	May 09, 2018 CAD ($) shares	Apr. 23, 2018 CAD ($) $ / shares shares	Apr. 17, 2018 CAD ($) $ / shares	Apr. 15, 2018 CAD ($) shares	Jun. 30, 2018 CAD ($) $ / shares shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2017 $ / shares shares	May 17, 2018 CAD ($) shares	May 07, 2018 ft²	Feb. 07, 2018 shares	Sep. 07, 2017 shares	Dec. 12, 2016 shares	Mar. 31, 2016 shares
Disclosure Of Property Plant And Equipment [Line Items]
Warrants exercise price | $ / shares							$ 3.72	$ 0.59
Number of common shares issued							199,320,981	162,187,262			117,253			98,818,213
common shares issued												111,366	490,641
Redemption price percentage if the note redeemde before the due date							130.00%
Redemption description of convertible senior notes							Canopy Growth may not redeem the notes prior to July 20, 2021, except in the event of certain changes in Canadian tax law. Canopy Growth may redeem for cash all or any portion of the notes, at its option, on or after July 20, 2021 if the last reported sale price of Canopy Growth’s common shares for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on the trading day immediately preceding the date on which Canopy Growth provides notice of redemption has been at least 130% of the conversion price then in effect on each such trading day. Redemptions of notes in either case shall be at a redemption price equal to 100% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.
Daddy Cann Lesotho PTY Ltd
Disclosure Of Property Plant And Equipment [Line Items]
Total consideration | $									$ 28,800,000
common shares issued									999,643
Initial Share Issue | Daddy Cann Lesotho PTY Ltd
Disclosure Of Property Plant And Equipment [Line Items]
common shares issued									666,362
Additional Shares Issued | Daddy Cann Lesotho PTY Ltd
Disclosure Of Property Plant And Equipment [Line Items]
Number of common shares issued									333,281
Subsequent Events
Disclosure Of Property Plant And Equipment [Line Items]
Area of greenhouse | ft²										1.2
Subsequent Events | Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Number of common shares issued		332,009
Common share, value | $		$ 10,000,000
Loan to landlord | $		$ 10,000,000
Subsequent Events | LiveWell
Disclosure Of Property Plant And Equipment [Line Items]
Shares issued by the strategic agreement					5,487,642
Equity interest ownership percentage					10.00%
Number of shares placed in Escrow					5,487,642
Subsequent Events | Good Leaf, Inc
Disclosure Of Property Plant And Equipment [Line Items]
Equity interest ownership percentage			8.80%
Warrants exercise price | $ / shares			$ 0.01
Warrants expiration description			7 years
Investment | $			$ 5,478,000
Subsequent Events | Good Leaf, Inc | Preference Shares
Disclosure Of Property Plant And Equipment [Line Items]
Exchange of shares			674,709
Subsequent Events | Good Leaf, Inc | Common Shares
Disclosure Of Property Plant And Equipment [Line Items]
Warrants to acquire shares of common stock			139,432
Subsequent Events | Canopy Health Innovations Inc.
Disclosure Of Property Plant And Equipment [Line Items]
Number of common shares issued	3,037,771
Exchange ratio per share	0.3790
Total consideration | $	$ 101,261,000
Subsequent Events | Canopy Health Innovations Inc. | Common Shares
Disclosure Of Property Plant And Equipment [Line Items]
Value of the shares issued for the transaction | $	91,573,000
Subsequent Events | Canopy Health Innovations Inc. | Stock options
Disclosure Of Property Plant And Equipment [Line Items]
In-the-money value of CHI options | $	$ 9,688,000
Convertible Debt Financing
Disclosure Of Property Plant And Equipment [Line Items]
Convertible senior notes issued | $						$ 600,000,000
Convertible senior notes issued subject to over - allotment | $						$ 100,000,000
Interest rate						4.25%
Convertible senior notes issued, convertion rate per $1 principal amount of notes						20.7577
Convertible senior notes issued, initial convertion rate | $ / shares						$ 48.18
Convertible senior notes, maturity date						Jul. 15, 2023
Canopy Rivers | Subsequent Events | LiveWell
Disclosure Of Property Plant And Equipment [Line Items]
Shares issued by the strategic agreement					5,487,642
Debt financing maximum borrowing capacity | $					$ 20,000,000
Canopy Rivers | Strategic Investment and Collaboration Agreement | Civilized Worldwide Inc
Disclosure Of Property Plant And Equipment [Line Items]
Investment in debenture, convertible into common shares | $				$ 5,000,000
Warrants exercise price | $ / shares				$ 3,500
Warrants expiration description				24 month